Costs of sales (Tables)	9 Months Ended
Sep. 30, 2018
Costs of sales
Schedule of Costs of sales

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2018	2017	2018	2017
Cost of stream sales	$29.3	$30.8	$82.0	$96.9
Cost of prepaid ounces	2.0	0.6	5.7	4.7
Mineral production taxes	0.6	0.5	1.7	1.8
Oil & Gas operating costs	1.5	1.1	4.0	3.4
	$33.4	$33.0	$93.4	$106.8